Consolidated Statements of Cash Flows (USD $)	3 Months Ended
	Oct. 31, 2013	Oct. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (1,492,514)	$ (420,255)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	957,796	417,000
Amortization of deferred financing costs	148,110
Change in derivative liability	210,482
Changes in assets and liabilities:
Inventory	(2,732)
Accrued expenses	50,903	5,489
Cash Flows Provided by (Used in) Operating Activities	(127,960)	2,234
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible notes payable	148,000
Cash Flows Provided by financing activities	148,000
NET INCREASE (DECREASE) IN CASH	20,040	2,234
Cash, beginning of fiscal year	3,920
Cash, end of fiscal year	23,960	2,234
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for income taxes
Conversion of convertible note payable	$ 17,200